SHARE BASED COMPENSATION (Narrative) (Details) - USD ($)		1 Months Ended		12 Months Ended
	Aug. 08, 2012	May. 31, 2014	Nov. 30, 2006	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option [Member]
Additional disclosures [Abstract]
Compensation cost				$ 1,204,494	$ 2,104,126	$ 1,626,560
Granted (in shares)				1,150,000	2,590,000	800,000
Granted (in dollars per share)				$ 0.74	$ 0.74
Options modification [Abstract]
Incremental compensation cost	$ 774,932
Incremental compensation costs							$ 444,373
Unrecognized incremental compensation costs				$ 330,559
Additional disclosures [Abstract]
Weighted average fair value of options granted (in dollars per share)				$ 0.72	$ 1.67	$ 0.81
Total intrinsic value of options exercised (in dollars)				$ 644,895	$ 306,534	$ 544,888
Unrecognized compensation expense related to unvested share-based compensation arrangements				$ 2,108,580
Period for recognition of unrecognized compensation costs				3 years 5 months 12 days
Employee Stock Option [Member] | Minimum [Member]
Additional disclosures [Abstract]
Granted (in dollars per share)						$ 0.74
Employee Stock Option [Member] | Maximum [Member]
Additional disclosures [Abstract]
Granted (in dollars per share)						$ 0.90
Restricted Stock [Member]
SHARE BASED COMPENSATION [Line Items]
Fair value of shares based on market price (in dollars per share)			$ 4.47
Restricted Share Units [Member]
Additional disclosures [Abstract]
Unrecognized compensation expense related to unvested share-based compensation arrangements
Number of shares
Outstanding at the beginning of the period (in shares)				750,000
Outstanding at the end of the period (in shares)				137,500	750,000
Vested (in shares)				(200,000)
Weighted Average Grant-Date Fair value
Outstanding at the beginning of the period (in dollars per share)				$ 2.72
Outstanding at the end of the period (in dollars per share)				2.72	$ 2.72
Vested (in dollars per share)				$ 2.72
2007 Share Incentive Plan [Member]
Additional disclosures [Abstract]
Number of authorized shares				7,500,000
Expiration term				6 years
2007 Share Incentive Plan [Member] | Restricted Share Units [Member]
Additional disclosures [Abstract]
Compensation cost				$ 323,000	$ 136,000
Number of authorized shares		750,000
Weighted Average Grant-Date Fair value
Vesting period		5 years
2007 Share Incentive Plan [Member] | Restricted Share Units [Member] | Tranche One [Member]
Weighted Average Grant-Date Fair value
Percentage of awards that will vest annually		20.00%
Mr. Li [Member] | ReneSola America [Member]
SHARE BASED COMPENSATION [Line Items]
Number of shares agreed to be granted each year			40,000
Period for which shares agreed to be granted			5 years
Mr. Huang [Member] | ReneSola America [Member]
SHARE BASED COMPENSATION [Line Items]
Number of shares agreed to be granted each year			20,000
Period for which shares agreed to be granted			3 years